Share capital - Deferred share units Outstanding (Details) - DSUs - $ / shares	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number Of Outstanding Share Option	93,956	84,581	44,623
Deferred share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Options Outstanding Exercise Price	$ 3.39
Options Outstanding Weighted Average Contractual Life	9 years 1 month 2 days
Number Of Outstanding Share Option	93,956
Number Of Shares Option Exercisable In Share Based Payment Arrangement	42,888